Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Chardan Healthcare Acquisition 2 Corp.[Member]
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 8,622,644 Units, at a purchase price of $10.00 per Unit, inclusive of 122,644 Units sold to the underwriters on June 5, 2020 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one-half
of one share of common stock at an exercise price of $11.50 per share (see Note 7).

NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 8,622,644 Units, at a purchase price of $10.00 per Unit, inclusive of 122,644 Units sold to the underwriters on June 5, 2020 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one share of common stock and one
warrant (“
Public Warrant
”). Each Public Warrant entitles the holder to purchase
one
-half
of one share of common stock at an exercise price of $11.50 per share (see Note 7).